Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

Goodwill activity during the three months ended June 30, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$508,766	$761,870	$172,938	$1,443,574
TC3 Acquisition	39,622	—	—	39,622
Changes in preliminary purchase price allocation	(108)	(173)	(37)	(318)

Balance at June 30, 2012	$548,280	$761,697	$172,901	$1,482,878

Intangible assets subject to amortization as of June 30, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18.9	$1,642,000	$(54,950)	$1,587,050
Trade names	19.0	156,530	(5,229)	151,301
Non-compete agreements	4.1	12,800	(1,606)	11,194
Data sublicense agreement	5.3	31,000	(3,491)	27,509
Backlog	0.7	19,000	(9,556)	9,444

Total		$1,861,330	$(74,832)	$1,786,498

Amortization expense was $56,229 and $46,301 for the six months ended June 30, 2012 and 2011, respectively.

Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$56,232
2013	102,908
2014	99,797
2015	99,390
2016	98,804
Thereafter	1,329,367

$1,786,498

6. Goodwill and Intangible Assets

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	508,766	761,870	172,938	1,433,574

Balance at December 31, 2011 (Successor)	$508,766	$761,870	$172,938	$1,433,574

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Amortization expense was $18,603, $76,883, $73,125 and $63,089 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897